Schedule I - Parent Company Information	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I - Parent Company Information

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

Parent Company Information

Years Ended December 31, 2022, 2021 and 2020

(All currency expressed in United States dollars in thousands)

	2022	2021	2020
Operating expenses:
General and administrative expense	$6,047	$4,519	$3,988
Total operating expenses	6,047	4,519	3,988
Loss from operations	(6,047)	(4,519)	(3,988)
Other income:
Equity in net income of subsidiaries	316,226	289,133	76,076
Other, net	(755)	(326)	734
Net other income	315,471	288,807	76,810
Income before income tax	309,424	284,288	72,822
Income tax benefit (expense)	—	—	—
Net income	309,424	284,288	72,822
Less: Dividends on preferred shares	19,875	10,829	—
Net income attributable to common shareholders	$289,549	$273,459	$72,822
Net income attributable to common shareholders per share:
Basic	$6.23	$5.51	$1.37
Diluted	$6.12	$5.41	$1.36
Weighted average shares outstanding (in thousands):
Basic	46,471	49,624	53,271
Diluted	47,299	50,576	53,481
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	151,814	10,986	(12,307)
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	(12,709)	8,771	2,806
Foreign currency translation adjustments	(125)	(79)	177
Comprehensive income, before tax	448,404	303,966	63,498
Income tax (expense) benefit related to items of other comprehensive income	(1,380)	(184)	91
Comprehensive income, after tax	447,024	303,782	63,589
Less: Dividends on preferred shares	19,875	10,829	—
Comprehensive income attributable to common shareholders	$427,149	$292,953	$63,589

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED BALANCE SHEETS

Parent Company Information

December 31, 2022 and 2021

(All currency expressed in United States dollars in thousands)

	2022	2021
Assets
Current assets:
Cash and cash equivalents	$6,012	$10,696
Prepaid expenses and other current assets	374	378
Due from affiliates, net	774	2,231
Total current assets	7,160	13,305
Restricted cash	95	—
Investments in subsidiaries	1,989,605	1,768,779
Total assets	$1,996,860	$1,782,084
Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable and accrued expenses	$571	$830
Shareholders’ equity:
Preferred shares	300,000	300,000
Common shares	599	595
Treasury shares	(337,551)	(158,459)
Additional paid-in capital	442,154	428,945
Accumulated other comprehensive income	147,350	9,750
Retained earnings	1,443,737	1,200,423
Total shareholders’ equity	1,996,289	1,781,254
Total liabilities and shareholders’ equity	$1,996,860	$1,782,084

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS

Parent Company Information

Years ended December 31, 2022, 2021 and 2020

(All currency expressed in United States dollars in thousands)

	2022	2021	2020
Cash flows from operating activities:
Net income	$309,424	$284,288	$72,822
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(316,226)	(289,133)	(76,076)
Dividends received from subsidiaries	233,000	61,000	76,167
Share-based compensation	7,728	6,699	4,723
Decrease (increase) in:
Prepaid expenses and other current assets	4	(42)	(26)
Increase (decrease) in:
Accounts payable and accrued expenses	(259)	436	(82)
Total adjustments	(75,753)	(221,040)	4,706
Net cash provided by operating activities	233,671	63,248	77,528
Cash flows from investing activities:
Investments in subsidiaries	125	(269,436)	(2,050)
Net cash provided by (used in) investing activities	125	(269,436)	(2,050)
Cash flows from financing activities:
Issuance of preferred shares, net of underwriting discount	—	290,550	—
Purchase of treasury shares	(179,092)	(72,220)	(68,493)
Issuance of common shares upon exercise of share options	5,485	9,043	1,295
Dividends paid on common shares	(46,235)	(12,285)	—
Dividends paid on preferred shares	(19,875)	(9,975)	—
Due to (from) affiliates, net	1,457	448	(2,041)
Other	—	(970)	—
Net cash (used in) provided by financing activities	(238,260)	204,591	(69,239)
Effect of exchange rate changes	(125)	(79)	177
Net change in cash, cash equivalents and restricted cash	(4,589)	(1,676)	6,416
Cash, cash equivalents and restricted cash, beginning of the year	10,696	12,372	5,956
Cash, cash equivalents and restricted cash, end of the year	$6,107	$10,696	$12,372